Business Segment Information	12 Months Ended
Dec. 31, 2012
Business Segment Information [Abstract]
Business Segment Information
(16) Business Segment Information

The Company operates in two business segments: North America and International. These reportable segments are strategic business units that are managed separately based on the fundamental differences in their operations. The North American segment consists of the two U.S. manufacturing facilities and the North American distribution subsidiaries. The International segment consists of the manufacturing facility in Denmark, whose customers include all of the distribution subsidiaries and third party distributors outside the North American segment. The Company evaluates segment performance based on net sales and operating income. The Company allocates certain corporate operating expenses to the North America segment, which were $58.0 million, $55.8 million and $49.8 million for the years ended December 31, 2012, 2011 and 2010, respectively. There were no material allocations of corporate operating expenses to the International segment for the years ended December 31, 2012, 2011 or 2010. Substantially all of the net sales from external customers and long-lived assets included in the tables below for the Company's North American segment relate to the Company's U.S. operations. The Company's North American and International segment assets include investments in subsidiaries which are appropriately eliminated in the Company's consolidated financial statements. At December 31, 2012 and 2011, International investments in subsidiaries held by the North American segment were $320.1 million and $249.1 million, respectively. North American investments in subsidiaries held by the International segment at December 31, 2012 and 2011 were $27.4 million and $23.5 million, respectively. The remaining inter-segment eliminations are comprised of intercompany accounts receivable. The effect of the elimination of the investments in subsidiaries is included in the inter-segment eliminations as shown below.

The following table summarizes total assets by segment:

(in millions)
	December 31,	December 31,
	2012	2011

North America	$1,160.4	$688.0
International	504.1	422.2
Inter-segment eliminations	(351.5)	(272.0)
	$1,313.0	$838.2

The following table summarizes long-lived assets by segment:

(in millions)
	December 31, 2012	December 31, 2011
North America	$395.7	$378.3
International	69.5	62.0
	$465.2	$440.3

The following table summarizes segment information:

(in millions)
	Year Ended December 31,
	2012	2011	2010
Net sales from external customers:
North America
Mattresses	$666.6	$693.4	$539.2
Pillows	73.0	75.6	65.7
Other	224.7	235.7	167.1
	$964.3	$1,004.7	$772.0

International
Mattresses	$268.0	$250.9	$196.4
Pillows	85.3	76.1	64.8
Other	85.3	86.2	72.2
	$438.6	$413.2	$333.4

	$1,402.9	$1,417.9	$1,105.4

Inter-segment sales:
North America	$0.9	$5.0	$0.4
International	1.5	2.2	2.4
Inter-segment eliminations	(2.4)	(7.2)	(2.8)
	$—	$—	$—

Gross profit:
North America	$449.3	$499.8	$358.3
International	265.3	243.3	197.1
	$714.6	$743.1	$555.4
Operating income:
North America	$144.4	$236.9	$152.8
International	103.9	103.6	93.1
	$248.3	$340.5	$245.9

Income before income taxes:
North America	$126.2	$224.6	$137.7
International	103.0	103.8	93.2
	$229.2	$328.4	$230.9

Depreciation and amortization (including stock-based compensation amortization):
North America	$30.6	$41.1	$34.9
International	11.4	9.9	9.1
	$42.0	$51.0	$44.0

Intercompany royalties:
North America	$12.7	$12.3	$9.8
International	(12.7)	(12.3)	(9.8)

Capital expenditures:
North America	$36.8	$18.8	$11.0
International	(13.7)	(10.7)	(7.1)
	$50.5	$29.5	$18.1